Schedule of Exchange Rates (Details)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 1	6.1087
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 2	6.3012
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 3	6.1881
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 4	6.3052